UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440

Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California         August 10, 2006
------------------------         ----------------------        ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total:   351,135
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.        28-10801       JLF Offshore Fund, Ltd.

2.        28-11901       JLF Partners I, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                            June 30, 2006
                                                                            VALUE     SHRS OR  SH/ PUT/   INVSTMT   OTHER    VOTING
SECURITY                                     TITLE OF CLASS      CUSIP     (X$1000)   PRN AMT  PRN CALL   DISCRTN   MNGRS  AUTHORITY
Advent Software Inc                          COM               007974108       1270      35200            Defined   1, 2      SOLE
Allegheny Technologies Inc                   COM               01741R102      24556     354650            Defined   1, 2      SOLE
American Oriental Bioengr                    COM               028731107      18418    3330515            Defined   1, 2      SOLE
Applied Indl Technologies In                 COM               03820C105       4206     173000            Defined   1, 2      SOLE
Arkema                                       COM               9EQ149149        782      20040            Defined   1, 2      SOLE
Artistdirect Inc                             COM               04315D400       1106     315998            Defined   1, 2      SOLE
ARTISTdirect Inc conv bonds 1.55 strike      BOND              04399ACK2       1671     740000            Defined   1, 2      SOLE
ARTISTdirect Inc Warrants 1.55 exp 7-29-10   WARRANTS          043990910        185      79839            Defined   1, 2      SOLE
Asia Automotive Acquisition Corp Units       UNITS             04519K200       3156     367000            Defined   1, 2      SOLE
Asia Water Technology Ltd                    COM               9HH02T8K9       6168   13941918            Defined   1, 2      SOLE
Bank of America Corporation                  COM               060505104       4060      84400            Defined   1, 2      SOLE
Bebe Stores Inc.                             COM               075571109       2653     172052            Defined   1, 2      SOLE
Carter Inc                                   COM               146229109       7263     274800            Defined   1, 2      SOLE
Celadon Group, Inc.                          COM               150838100       2160      98000            Defined   1, 2      SOLE
Central Garden & Pet Co.                     COM               153527106       1240      28800            Defined   1, 2      SOLE
Century Sunshine Ecological Tech (8276)      COM               9HH01SM18        537    1055000            Defined   1, 2      SOLE
Chardan North China Acquisition Corp         COM               15956A109       8165    1067323            Defined   1, 2      SOLE
Chardan North WT                             WARRANTS          15956A117       3955    1422800            Defined   1, 2      SOLE
Chardan South China Acquisition Corp         UNITS             15956C204       6204     660050            Defined   1, 2      SOLE
Children's Pl Retail Stores                  COM               168905107       4258      70900            Defined   1, 2      SOLE
China Bak Battery Inc.                       COM               16936Y100      11216    1317973            Defined   1, 2      SOLE
China Expert Technology, Inc.                COM               16938D104        693     251100            Defined   1, 2      SOLE
China Fire Safety Ent Group (8201)           COM               9HH00Y9U7        445    3880000            Defined   1, 2      SOLE
ChinaCast Communication Holdings Ltd         COM               9HH01YHC7       1184    6041000            Defined   1, 2      SOLE
Clarus Corp                                  COM               182707109       2219     344048            Defined   1, 2      SOLE
Coach Inc.                                   COM               189754104       2542      85000            Defined   1, 2      SOLE
Coca Cola Enterprises Inc.                   COM               191219104       3596     176542            Defined   1, 2      SOLE
Compass Banchshares Inc.                     COM               20449H109        929      16700            Defined   1, 2      SOLE
Costco Whsl Corp NEW                         COM               22160K105       3331      58300            Defined   1, 2      SOLE
Digi.com Bhd                                 COM               9EQ002X60       1532     516000            Defined   1, 2      SOLE
Diguang International Developmnt Co          COM               25402T107      12901    1112148            Defined   1, 2      SOLE
E-Trade Financial Corp                       COM               269246104       9611     421147            Defined   1, 2      SOLE
Empire Resorts Inc                           COM               292052107        297      42800            Defined   1, 2      SOLE
Federal Natl Mtg Assn.                       COM               313586109       2050      42610            Defined   1, 2      SOLE
Flow Intl Corp                               COM               343468104      20556    1460966            Defined   1, 2      SOLE
Full House Resorts Inc.                      COM               359678109       2325     645800            Defined   1, 2      SOLE
Gildan Activewear Inc.                       COM               375916103       6160     131055            Defined   1, 2      SOLE
IC Isaacs and Company                        COM               464192103       9827    1637750            Defined   1, 2      SOLE
ISDN Holdings Ltd                            COM               9HH06QV25       1183    3858000            Defined   1, 2      SOLE
Industrial Enterprises of America            COM               456132208       1149     183116            Defined   1, 2      SOLE
Industrial Enterprises of Amer. Conv. Bond   BOND              45699ACZ9      17422    5000000            Defined   1, 2      SOLE
Ind. Enterprise of Amer.wts exp 12509        WARRANTS          456132109      10526    2777780            Defined   1, 2      SOLE
J Crew Group Inc                             COM               46612H402        275      10000            Defined   1, 2      SOLE
Penny JC Co.                                 COM               708160106      13218     195800            Defined   1, 2      SOLE
Jaguar Acuisition Group                      UNITS             470084203       2703     438050            Defined   1, 2      SOLE
Ko Yo Ecological Agrotech Group (8042)       COM               9HH01E189       1010   10060000            Defined   1, 2      SOLE
Kohls Corp.                                  COM               500255104       2921      49400            Defined   1, 2      SOLE
Lion Diversified Holdings Bhd                COM               217993104       5177    4705400            Defined   1, 2      SOLE
Morgan Stanley                               COM NEW           617446448       4166      65900            Defined   1, 2      SOLE
Nano-Proprietary Inc                         COM               63007X108       5459    3101818            Defined   1, 2      SOLE
Novatel Wireless Inc                         COM NEW           66987M604       1042     100000            Defined   1, 2      SOLE
Origin Agritech Limited                      SHS               G67828106      16787    1170643            Defined   1, 2      SOLE
Payless Shoesource Inc.                      COM               704379106        163       6013            Defined   1, 2      SOLE
Petra Foods Ltd                              COM               9HH02AR52       2811    3200000            Defined   1, 2      SOLE
Phillips Van Heusen Corp.                    COM               718592108      12587     329850            Defined   1, 2      SOLE
Prudential Finl Inc                          COM               744320102       2059      26500            Defined   1, 2      SOLE
Renaissance Re Holdings Ltd                  COM               G7496G103       2830      58400            Defined   1, 2      SOLE
Ross Stores Inc.                             COM               778296103       2062      73500            Defined   1, 2      SOLE
Shanghai Century Acquisit Co                 UNIT 99/99/9999   G80637120        143      17500            Defined   1, 2      SOLE
Sigma Aldrich Corp                           COM               826552101       1002      13800            Defined   1, 2      SOLE
Sothebys Hldgs Inc.                          CL A              835898107       6838     260485            Defined   1, 2      SOLE
Starwood Hotels & Resorts Wrld               COM               85590A401       2933      48600            Defined   1, 2      SOLE
Technics Oil & Gas Ltd                       COM               9HH019ZN8        857    2025000            Defined   1, 2      SOLE
True Religion Apparel Inc                    COM               89784N104       7705     435316            Defined   1, 2      SOLE
United Rentals, Inc.                         COM               911363109       2175      68000            Defined   1, 2      SOLE
Verigy Ltd                                   SHS               Y93691106       4388     277200            Defined   1, 2      SOLE
Waison Meters Group Ltd. (3393)              COM               9HH06TDB9        711    1872000            Defined   1, 2      SOLE
Washington Mut Inc.                          COM               939322103       5325     116818            Defined   1, 2      SOLE
Wells Fargo & Co. NEW                        COM               949746101       4085      60900            Defined   1, 2      SOLE
Western Alliance Bancorp                     COM               957638109        276       7925            Defined   1, 2      SOLE
Zeolite Exploration Co.                      COM               98943N202      15728    2312843            Defined   1, 2      SOLE

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